Events after the balance sheet date	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Events after the balance sheet date

37	Events after the balance sheet date
A second interim dividend for 2022 of $0.23 per ordinary share (a distribution of approximately $4,593m) was approved by the Directors after 31 December 2022. HSBC Holdings called $2,350m 6.250% perpetual subordinated contingent convertible securities on 30 January 2023. The security is expected to be redeemed and be cancelled on 23 March 2023. HSBC Holdings also exercised the call option on AUD350m and AUD650m MREL on 13 January 2023 callable on 16 February 2023. The redemption took place on 16 February 2023. These accounts were approved by the Board of Directors on 21 February 2023 and authorised for issue.